CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) ¥ in Thousands, $ in Thousands	Issued capital [member] USD ($)	Issued capital [member] CNY (¥)	Other Capital Reserves [Member] USD ($)	Other Capital Reserves [Member] CNY (¥)	Retained earnings [member] USD ($)	Retained earnings [member] CNY (¥)	Other Comprehensive Income Loss [Member] USD ($)	Other Comprehensive Income Loss [Member] CNY (¥)	Total [Member] USD ($)	Total [Member] CNY (¥)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2023		¥ 450,782		¥ 758,775		¥ (1,122,851)		¥ (10,711)		¥ 75,995				¥ 75,995
IfrsStatementLineItems [Line Items]
Loss for the period						(122)				(122)				(122)
Foreign currency translation adjustments								8,349		8,349				8,349
Total comprehensive (loss)/income						(122)		8,349		8,227				8,227
Issue of shares				11,511						11,511				11,511
Share-based payments				588						588				588
Balance as of June 30, 2025 (US$) at Jun. 30, 2024		450,782		770,874		(1,122,973)		(2,362)		96,321				96,321
Beginning balance, value at Dec. 31, 2024		450,782		772,465		(1,126,011)		(9,174)		88,062				88,062
IfrsStatementLineItems [Line Items]
Loss for the period						(1,274)				(1,274)			$ (178)	(1,274)
Foreign currency translation adjustments								(294)		(294)				(294)
Total comprehensive (loss)/income						(1,274)		(294)		(1,568)				(1,568)
Balance as of June 30, 2025 (US$) at Jun. 30, 2025	$ 62,849	¥ 450,782	$ 107,698	¥ 772,465	$ (157,168)	¥ (1,127,285)	$ (1,320)	¥ (9,468)	$ 12,059	¥ 86,494			$ 12,059	¥ 86,494